Class A Common Stock Subject to Possible Redemption (restated) - Additional Information (Detail) - Common Class A [Member]	Mar. 08, 2021 $ / shares shares
Common stock shares authorized	450,000,000
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock shares issued	40,000,000
Common stock, shares, outstanding	40,000,000